Long-term Notes and Loans Payable - Summary of Loans Payable Balances as Follows (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Senior Loan, net of unamortized debt issuance costs	$ 400,000	$ 0
Amended Term Loan	0	200,000
Interest payable	9,711	3,656
Financing liability - leases	97,797	91,265
Unamortized debt issuance costs – Senior Loan	(22,501)	0
Unamortized debt issuance costs – Amended Term Loan	0	(13,558)
Total borrowings and interest payable	485,007	281,363
Less Short-term borrowings and interest payable	(9,711)	(15,071)
Less: Current portion of Financing liability - leases	(10,217)	(10,853)
Total Long-term notes and loans payable	$ 465,079	$ 255,439